Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
Notes receivable from participants are classified as investments per Form 5500 instructions. In addition, any deemed distributions are not considered to be plan assets per Form 5500 and are excluded from notes receivable from participants. However, these distributions remain a plan asset for purposes of these financial statements until a distributable event occurs and they are offset against plan assets.
A reconciliation of investments per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

	2025	2024
	(in thousands)

Total investments per financial statements	$17,103,775	$14,538,186

Total notes receivable per financial statements	118,461	112,779
Deemed distributions	(4,152)	(3,948)
Total notes receivable per Form 5500	114,309	108,831

Total investments per Form 5500	$17,218,084	$14,647,017

A reconciliation of total deductions from net assets per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

2025
(in thousands)

Total deductions from net assets per financial statements	$1,500,543
Deemed distributions offset against plan assets	(63)
New deemed distributions	266
Total expenses per Form 5500	$1,500,746

A reconciliation of amounts per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

	2025	2024
	(in thousands)

Net assets available for plan benefits per the financial statements	$17,329,454	$14,740,130
Deemed distributions	(4,152)	(3,948)
Net assets available for plan benefits per the Form 5500	$17,325,302	$14,736,182

	2025
	(in thousands)

Total net increase per the financial statements	$2,589,324
Changes in deemed distributions	(203)
Total net income per the Form 5500	$2,589,121